Consolidated income statement (Parenthetical) - EUR (€) € in Millions		12 Months Ended
	Dec. 06, 2025	Dec. 31, 2023
Income Statement [Line Items]
Gain on disposal	€ 4,409
Suave
Income Statement [Line Items]
Gain on disposal		€ 497